Document and Entity Information	6 Months Ended
Sep. 30, 2012
Document and Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Sep. 30, 2012
Entity Registrant Name	Stevia First Corp.
Entity Central Index Key	0001438943
Entity Filer Category	Smaller Reporting Company